ABN AMRO Funds
                                  Common Shares
                                 Investor Shares

                    Supplement dated December 6, 1999 to the
                          Prospectus dated May 3, 1999

Money Market Funds: Treasury Money Market Fund(US) , Government Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

Bond Funds:  Fixed Income Fund(US) and Tax-Exempt Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

Stock Funds: Value Fund(US), Growth Fund(US), Small Cap Growth Fund(US) and Real Estate Fund(US)

International Funds: International Equity Fund(US), TransEurope Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)


This supplement supersedes and replaces any existing supplements to the Prospectuses for the Common Shares and the Investor Shares. This supplement provides new and additional information beyond that contained in the Prospectuses for the Common Shares and the Investor Shares. It should be retained and read in conjunction with those Prospectuses.

The following supplements similar information found in the "Value Fund(US)" section beginning on page 5 of each Prospectus for the Common and Investor
Shares:

Investment Goal: High level of total return through capital appreciation and current income.

Principal Investment Strategies: The Value Fund invests in common stocks or other equity securities of U.S. companies with market capitalization levels generally greater than $1 billion. The Sub-Advisor utilizes a disciplined valuation approach designed to identify stocks of companies that are undervalued. Undervalued securities are normally characterized by relatively low price to earnings ratios, low ratios of market price to book value, or underlying asset values that the Sub-Advisor believes are not fully reflected in the securities' current market price. Further, the Value Fund is constructed in a diversified manner to take advantage of opportunities across many industries. By investing in undervalued securities that have good prospects for earnings growth and combining this with careful diversification, the Sub-Advisor attempts to achieve a better return, over the long-term, than generally accepted value-style measures.

Principal Risks of Investing in the Value Fund: The Value Fund's large-cap, value-style securities can be cyclical. So, in addition to the general risks of investing in any Stock Fund, the Value Fund's large-cap, value-style securities may underperform mid-cap, small-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

The following supplements similar information found in each Prospectus for the Common and Investor Shares:

The name of Small Cap Growth Fund(US) has been changed to Small Cap Fund(US).

Effective November 30, 1999, the Intermediate Government Fixed Income Fund was terminated and all outstanding shares redeemed.

Effective November 30, 1999, the Limited Volatility Fixed Income Fund was terminated.

Effective July 31, 1999, the Small Cap Value Fund was terminated and all outstanding shares were redeemed.

As  of  December  1,  1999,   ABN  AMRO  Funds  are   distributed  by  Provident
Distributors, Inc., which is not a bank affiliate.

The following supplements similar information found in the "Small Cap Growth" section beginning on page 9 of each Prospectus for the Common and Investor
Shares:

Investment  Goal:  High  level  of  total  return   primarily   through  capital
appreciation.

Principal Investment Strategies: The Small Cap Fund primarily invests in common stocks and other equity securities of domestic companies that have smaller capitalization levels (generally market capitalizations of less than $1.5 billion at the time of initial purchase) that are either undervalued or that the Sub-Advisor believes have strong prospects for capital appreciation through earnings growth. Generally, no more than 75% of the Small Cap Fund's investments will be devoted to one particular strategy at any one time.

In selecting growth-style investments for the Small Cap Fund, the Sub-Advisor reviews a company's sales and earning growth rates, and evaluates the strength of its balance sheet. The Sub-Advisor seeks investments that have above average sales growth, earnings growth or return on equity relative to their industry peers. Although the Sub-Advisor targets growth sectors of the U.S. economy, such as technology, health care, and consumer and business services, the Sub-Advisor diversifies broadly across industry sectors. The Small Cap Fund also focuses on companies that the Sub-advisor believes have a competitive advantage in their industry or market niche.

In selecting value-style investments for the Small Cap Fund, the Sub-Advisor focuses on undervalued investments based on such measures as price/earnings, price/cash flow, price/book and price/sales ratios. The Sub-Advisor typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures such as price/earnings and price/cash ratios. In further evaluating the attractiveness of an investment, the
Sub-Advisor considers business conditions in the company's industry and its competitive position in that industry. The Sub-Advisor conducts fundamental research on certain investments, which often includes reviewing SEC filings, examining financial statements and meeting with top-level company executives. While broadly diversifying the Small Cap Fund's assets across many industry sectors, the Sub-Advisor seeks companies with solid profit prospects and returns on capital.

Principal Risks of Investing in the Small Cap Fund: In addition to the general risks of investing in any Stock Fund, the Small Cap Fund is subject to the risks of investing in small-cap companies. Investments in small-cap companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

The Small Cap Fund's small-cap securities may under-perform mid-cap or large-cap securities, or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

Due to its investment strategy, the Small Cap Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Sub-Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

The following supplements similar information found in the "Investment Advisor" section beginning on page 60 of the Prospectus for the Common Shares and page 59 of the Prospectus for the Investor Shares:

The Sub-Advisors

As of December 6, 1999, Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street, Suite 4200, Pittsburgh, Pennsylvania, 15258, serves as the investment Sub-Advisor of the Value Fund, pursuant to a sub-advisory agreement (the "Mellon Sub-Advisory Agreement") with the Advisor. The Sub-Advisor is a limited liability partnership organized under the laws of the Commonwealth of Pennsylvania and is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). It currently provides a full range of investment advisory services to both investment companies and institutional clients. Mellon Bank, N.A., a national banking association, is the 99% limited partner, and MMIP, Inc., a Delaware corporation, is the 1% general partner of the Sub-Advisor. Mellon Bank, N.A. owns 100% of MMIP, Inc. Under the Mellon Sub-Advisory Agreement, the Sub-Advisor manages the Value Fund, selects investments and places all orders for purchases and sales of the Value Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Advisor. The Sub-Advisor receives a fee from the Advisor for its services. As of October 31, 1999, the Sub-Advisor had approximately $35 billion under management.

Messrs. Rydell and Sikorski of Mellon Equity, are jointly responsible for implementing the Value Fund's policies and strategies on a day-to-day basis. Together they co-manage large-cap value assets for Mellon Equity.

William P. Rydell, CFA, President and Chief Executive Officer of Mellon Equity, has been with the Mellon organization since 1973 when he began his career as a securities analyst. He has been President and CEO of Mellon Equity since 1994. Mr. Rydell holds an M.B.A. from the University of Michigan, a B.A. in Economics from Wabash College and is a member of the Association for Investment Management and Research.

Mark W. Sikorski, CFA, is a Vice President and portfolio manager with Mellon Equity and has been with the Mellon organization since 1996. Prior to that, he managed various corporate treasury projects for Northeast Utilities, including investment evaluations and bond refinancings. Mr. Sikorski holds an M.B.A. from the University of Bridgeport, a B.S. in Electrical Engineering from Duke University and is a member of the Association for Investment Management and Research.

As of December 6, 1999, Delaware Management Company, 2005 Market Street, 38th Floor, Philadelphia, Pennsylvania, 19103 serves as the investment Sub-Advisor of the Small Cap Fund, pursuant to a sub-advisory agreement (the "Delaware Sub-Advisory Agreement") with the Advisor. Delaware Management Company is a separate series of Delaware Management Business Trust ("DMBT"), a Delaware business trust organized under the laws of the State of Delaware, and is registered with the SEC under the Advisers Act. DMBT provides a full range of investment advisory services through Delaware Management Company and Delaware Investment Advisers ("DIA"), another series of DMBT. Delaware Management Company provides investment management services to other registered investment companies. DIA provides investment advisory services to large taxable and tax-exempt institutional accounts. DMBT is an indirect, wholly owned subsidiary of Lincoln National Corporation, which is also known as Lincoln Financial Group. Under the Delaware Sub-Advisory Agreement, the Sub-Advisor manages the Small Cap Fund, selects investments and places all orders for purchases and sales of the Small Cap Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Advisor. The Sub-Advisor receives a fee from the Advisor for its services. As of October 31, 1999, the Sub-Advisor had approximately $46 billion in assets under management in mutual funds, closed-end funds and institutional accounts.

Members of an investment management committee of Delaware Management Company are jointly responsible for supervising the Small Cap Fund's investment policies and strategies. Messrs. Frey and Beck, the Fund's co-managers, are primarily responsible for implementing the Small Cap Fund's policies and strategies on a day-to-day basis under the committee's general supervision.

Value Team:

Christopher S. Beck, CFA, Vice President/Senior Portfolio Manager of the Sub-Advisor, heads the team that manages the value side of the portfolio. Mr. Beck, who has been in the investment business for 18 years, joined Delaware Management Company in 1997 as a Vice President and senior portfolio manager. From 1995 to 1997 he managed a small cap mutual fund at Pitcairn Trust Company. Prior to that, he was Chief Investment Officer of the University of Delaware Endowment Fund. Mr. Beck holds a BS from the University of Delaware and an M.B.A. from Lehigh University. When making investment decisions for the Fund, Mr. Beck regularly consults with Andrea Giles.

     Andrea Giles, Assistant Vice President/Research Analyst for the Sub-Advisor, holds a BSAD from the Massachusetts Institute of Technology and an M.B.A. in Finance from Columbia University. Prior to joining Delaware Investments in 1996 as a research analyst, she was an account officer in the Leveraged Capital Group with Citibank.

Growth Team:

     Gerald S. Frey, Senior Vice President/Senior Portfolio Manager of the Sub-Advisor, heads the team that manages the growth side of the Fund. Mr. Frey, who has been in the investment business for over 25 years, has been a senior portfolio manager with Delaware Investments since 1996. He holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. From 1985 to 1996, he was a senior director and portfolio manager with Morgan Grenfell Capital Management in New York.

     Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments as a Vice President and portfolio manager in 1997. From 1989 to 1997, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. He received his bachelor's degree and M.B.A. from Duke University.

     John A. Heffern, Vice President/Portfolio Manager, holds a bachelor's degree and an M.B.A. from the University of North Carolina at Chapel Hill. He joined Delaware Investments as a Vice President and portfolio manager in 1997. From 1994 to 1997, he was Senior Vice President of Equity Research with NatWest Securities Corporation's Specialty Finance Services unit.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998 as a portfolio manager. From 1993 to 1998 he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group. Mr. Hynoski holds a BS in Finance from the University of Delaware and an M.B.A. from Pace University.

Stephen T. Lampe, Vice President/Portfolio Manager, earned a bachelor's degree and an M.B.A. at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 as a research analyst and provides analytical services for small and mid-capitalization stocks. From 1990 to 1995, he was a manager at Price Waterhouse. Mr. Lampe is a Certified Public Accountant.

     Lori P. Wachs, Vice President/Portfolio Manager, has been a research analyst with Delaware Investments since 1992. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

The following replaces and supplements similar information found in the "Investment Advisor" section beginning on page 60 of the prospectus for the Common Shares and page 59 of the prospectus for the Investor Shares:

Messrs. Edmond Leung, Karl Lung, Alex Ng, Lester Poon and Paritosh Thakore, members of the Asian Equity Team, have been jointly and primarily responsible for the day-to-day management of the Asian Tigers Fund since November, 1999.

Edmond Leung, CFA, has been associated with the Advisor and/or its affiliates since January, 1995 as a senior portfolio manager. Previously, he worked at Ivory & Sime (Asia) Ltd., Hong Kong, as an investment manager from August, 1992 to January, 1995. Mr. Leung holds an M.B.A. in Finance from the Chinese University of Hong Kong and a B.S. in Chemistry from the University of Hong Kong. Mr. Leung is a member of the Institute of Chartered Financial Analysts, Australian Society of Certified Public Accountants and an Associate Member of the Hong Kong Society of Accountants.

Karl Lung, CFA, has been associated with the Advisor and/or its affiliates since March, 1995 as a portfolio manager. Previously, he worked at W.I. Carr (Far
East) Ltd., Hong Kong, as a research manager from March, 1993 to March, 1995. Mr. Lung has an M.B.A. from the University of Toronto and an Honorary B.A. in Communications from McMaster University, both located in Canada. Mr. Lung is a member of the Institute of Chartered Financial Analysts.

Alex Ng has served as portfolio manager for the Asian Tigers Fund since July, 1995. Mr. Ng has been associated with the Advisor and/or its affiliates since 1988 as a portfolio manager. Mr. Ng also serves as the Managing Director for a Hong Kong-based affiliate of the Advisor and the Chief Investment Officer of an Asian Pacific-based affiliate of the Advisor. Mr. Ng joined ABN AMRO's Investment Representative Office in Singapore in January 1988 before being transferred to the Securities subsidiary in Hong Kong. Previously, Mr. Ng worked as a financial analyst in Malaysia. Mr. Ng holds a degree in Economics from the University of California in Los Angeles.

Lester Poon has been associated with the Advisor and/or its affiliates since September, 1992 as a portfolio manager. He holds an M.B.A. in Finance and International Business from New York University and a B.S. in Electrical Engineering from the University of Hong Kong. Mr. Poon is a member of the Institute of Chartered Financial Analysts.

Paritosh Thakore has been associated with the Advisor and/or its affiliates since February, 1995 as a portfolio manager. Previously, he worked at Unifund, S.A., Hong Kong, as an investment manager from July, 1993 to February, 1995. Mr. Thakore holds a B.S. in Economics from the University of Pennsylvania.

John Erickson, Vice President of the Advisor, has served as portfolio manager for the Tax-Exempt Fixed Income Fund since October, 1999. Mr. Erickson has been associated with the Advisor and/or its affiliates since 1997, when he joined as a fixed income strategist. He also works as a municipal bond strategist in the Trust and Asset Management Department at LaSalle National Bank. From 1988 to 1996 Mr. Erickson had management responsibilities for the mutual and common trust municipal funds at First Chicago. Mr. Erickson holds an M.B.A. in Finance from Northwestern University and a B.B.A. in Business Administration with a concentration in Finance from the University of Notre Dame.

Steven Haldi, Vice President of the Advisor, has served as portfolio manager for the Tax-Exempt Money Market Fund since October, 1999. Before joining the Advisor, Mr. Haldi worked for 15 years at First National Bank of Chicago in the Fixed Income Portfolio Management Group. Mr. Haldi holds an M.B.A. from Benedictine University and a B.S. in Finance from Eastern Illinois University.

Messrs. Boal, Germack and Youngberg, members of the Fixed Income Portfolio Management Team, are jointly and primarily responsible for the day-to-day management of the Fixed Income Fund and the fixed income portion of the Balanced Fund. Messrs. Boal and Youngberg have been members of the team since January, 1999 and Mr. Germack since August, 1999.

Frank Germack III, CFA, Vice President of the Advisor, has served as portfolio manager for the Intermediate Government Fixed Income Fund, the fixed income portion of the Balanced Fund and the Fixed Income Fund since August, 1999. Mr. Germack joined the Advisor in March, 1998 as an analyst. Previously, Mr. Germack served as an analyst with Ford Motor Credit Company and as an assistant portfolio manager with Ford Life Insurance Company. Mr. Germack holds an M.B.A. in Finance from Pennsylvania State University and a B.S.M. in Finance from Tulane University. Mr. Germack is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago.

Edwin Bruere, CFA, Senior Vice President of the Advisor, has served as co-manager of the Value Fund since August, 1999. Mr. Bruere has been associated with the Advisor and its predecessors since 1988. He has served as a member of a portfolio management committee and as a portfolio manager. Previously, he served two years as a Managing Director of an investment management firm and six years as a Senior Director at Continental Bank (Bank of America). Mr. Bruere holds an M.B.A. from Indiana University and a B.S. in Business from Iowa State University.

Kurt Moeller, Vice President of the Advisor, has served as co-manager of the Value Fund since August, 1999. Mr. Moeller began his investment career in 1995 as a research assistant for the Indiana University Foundation. He worked as a fundamental equity analysts at Grantham, Mayo, Van Otterloo & Co., LLC, a Boston money management firm, from 1996 through 1998. Mr. Moeller holds an M.B.A. in Finance from Indiana University and a B.A. in Economics and History from Rice University.

As of November 1999, Paul Becker and Nancy Ellefson, have been co-managers of the Growth Fund and are jointly and primarily responsible for the day-to-day management of the Fund.

     Paul Becker, CFA, Group Senior Vice President of the Advisor, has been associated with the Advisor or its affiliates since 1984 and has served as a Group Senior Vice President for the Advisor since May, 1999 and as a Group Senior Vice President for LaSalle National Bank since October, 1984. As Group Senior Vice President for the Advisor, Mr. Becker is responsible for various investment process activities that include asset allocation, stock selection and fixed income teams. Mr. Becker has over 19 years of investment management experience and over 10 years of teaching experience in economics. Mr. Becker holds an M.B.A. and a B.S. in Economics and a B.S. in Finance from DePaul University and is a member of the Investment Analysts Society of Chicago and Association for Investment Management and Research.

Nancy Ellefson, CFA, Vice President of the Advisor, has served as an analyst and assistant portfolio manager of the Growth Fund since 1993. Ms. Ellefson holds an M.B.A. in Finance from DePaul University and a B.S. in Business Management and Finance from the University of Wisconsin - Parkside and is a member of the Investment Analysts Society of Chicago.

Messrs. Bettink, Leo, Maas, Maters, Moolenburgh, Neihoff, Ploeger and Postma and Ms. Pals-de Groot, members of the International Equity Team, are jointly and primarily responsible for the day-to-day management of the International Equity Fund. Mr. Maters has been a member of the International Equity Team since November, 1999 and the other portfolio managers since April, 1999.

     Jacco Maters has been associated with the Advisor and/or its affiliates since July, 1996 as a portfolio manager. Mr. Maters has a degree in Economics from the University of Tilburg, The Netherlands.


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